BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Changes in Accounting Policies (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of voluntary change in accounting policy [line items]
Impact of the adoption		$ (26,982)
Recognition of right-of-use
Right-of-use assets	$ 2,035,519	2,125,558
Retained earnings	$ 11,302,134	$ 10,289,073
IFRS 16
Recognition of right-of-use
Right-of-use assets			$ 2,217,380
Deferred tax liabilities			(636,017)
Total, Right of use asset			1,581,363
Retained earnings			(40,272)
Retained earnings // deferred tax for-right-of-use			13,290
Total, Retained earnings			(26,982)
Net effect			1,608,345
Recognition of financial liabilities
Lease liabilities			2,225,545
Provisions for dismantling for right-of-use			(32,107)
Deferred tax assets			(649,307)
Net effect			$ 1,608,345
Weighted average incremental borrowing rate			6.07%
Reconciliation of lease liability under IAS 17 and IFRS 16
Operating lease commitments at 31 December 2018 as disclosed under IAS 17 in the Group’s consolidated financial statements			$ 1,636,550
Discounted using the incremental borrowing rate			869,191
Add/(less): adjustments as a result of a different treatment of extension and termination options			1,275,475
Add/(less): adjustments relating to changes in the index or rate affecting variable payments			125,486
(Less): Recognition exemption for leases of low-value assets			(35,987)
(less): Recognition exemption for leases with less than 12 months of lease term at transition			(8,620)
Lease liabilities			$ 2,225,545